Contingent Liabilities and Financial Commitments - Summary of Engle Progeny Cases (Parenthetical) (Details)	36 Months Ended
Dec. 31, 2020 Case AdverseJudgement
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases remain undecided	10
Number of cases decided or closed	12
Total number of cases affirmed in favour of plaintiffs	7
Number of cases reversed for new trial	1
Number of cases reversed for reinstatement	1
Number of cases voluntarily dismissed	1
Number of cases involuntarily dismissed	1
Number of adverse judgments appealed by RJRT | AdverseJudgement	26
Number of cases tried twice from trials resulting in plaintiffs	2
Number of cases plaintiff moved for mistrial following plaintiff’s verdict	1
Number of cases affirmed but rehearing time pending	1
Number of cases affirmed in part reversed in part for additur or new trial	1
Florida Supreme Court
Disclosure Of Commitments And Contingencies [Line Items]
Number of adverse judgments rendered	2
RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs	37
RJRT | Florida Supreme Court
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases remain undecided	10
Number of cases decided or closed	15
Total number of cases affirmed in favour of plaintiffs	9
Number of cases reversed for new trial	1
Number of cases reversed for reinstatement	1
Number of cases voluntarily dismissed	1
Number of cases involuntarily dismissed	1
Number of cases affirmed but rehearing time pending	1
Number of cases affirmed in part reversed in part for additur or new trial	1
Number of appeal reversed in eleventh circuit for entry of order granting defendants’ motion for judgment	1